Personnel	12 Months Ended
Dec. 31, 2023
Personnel
Personnel

5 Personnel

Accounting policy

Share based remuneration

The fair value of share based remuneration is determined at the date of grant and recognised as an expense in the income statement on a straight-line basis over the vesting period, taking account of the estimated number of shares that are expected to vest. Market based performance criteria are taken into account when determining the fair value at the date of grant. Non-market based performance criteria are taken into account when estimating the number of shares expected to vest. The fair value of share based remuneration is determined by use of a binomial or Monte Carlo simulation model as appropriate. All of the Group’s share based remuneration is equity settled.

	Note	2021 £m	2022 £m	2023 £m
Staff costs
Wages and salaries		2,157	2,453	2,636
Social security costs		214	257	274
Pensions	6	133	150	142
Share based remuneration		45	46	56
Total staff costs		2,549	2,906	3,108

Staff costs above exclude cost of contractors and employer costs of benefits provided to employees but include amounts that are capitalised. The Group provides a number of share based remuneration schemes to directors and employees. The principal share based remuneration schemes are the Executive Share Option Schemes (ESOS), the Long-Term Incentive Plan (LTIP) and the Retention Share Plan (RSP). Share options granted under ESOS are exercisable after three years and up to ten years from the date of grant at a price equivalent to the market value of the shares at the date of grant. Conditional shares granted under LTIP and RSP are exercisable after three years for nil consideration if conditions are met. Other awards principally relate to all employee share based saving schemes in the UK, the US and the Netherlands. Further details are provided in the Remuneration Report on pages 128 to 148 “audited sections”.

NUMBER OF PEOPLE EMPLOYED: FULL-TIME EQUIVALENTS*	At 31 December			Average during the year
	2021	2022	2023	2021	2022	2023
Business segment
Risk	10,000	10,800	11,100	9,800	10,400	10,900
Scientific, Technical & Medical	8,700	9,500	9,500	8,600	9,300	9,600
Legal	10,500	11,300	11,800	10,300	10,900	11,900
Exhibitions	3,500	3,300	3,500	3,600	3,300	3,500
Sub-total	32,700	34,900	35,900	32,300	33,900	35,900
Corporate/shared functions	800	800	600	800	800	600
Total	33,500	35,700	36,500	33,100	34,700	36,500
Geographical location
North America	14,000	14,900	14,900	13,900	14,500	15,000
Europe	9,300	9,800	10,000	9,400	9,500	9,900
Rest of world	10,200	11,000	11,600	9,800	10,700	11,600
Total	33,500	35,700	36,500	33,100	34,700	36,500

* Reported to the nearest 100.

The number of UK full-time equivalents as at 31 December 2023 was 6,000 (2022: 5,800; 2021: 5,400) and the average during the year was 5,900 (2022: 5,600; 2021: 5,400).